Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of allocation of share-based compensation expenses
The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	2,220	3,055	4,407
Sales and marketing expenses	289	350	2,107
Research and development expenses	2,773	2,735	9,432
General and administrative expenses	8	36	9,128

Total	5,290	6,176	25,074

Schedule of share based payment award stock options valuation assumptions	The fair value of each option granted for the years ended December 31, 2017
,
 2018 and 2019
 is estimated on the date of grant using the following assumptions:

	For the year ended December 31,
	2017	2018	2019
Expected volatility	48.00%-51.00%	48.10%	46.50%-46.90%
Expected dividends yield	0%	0%	0%
Risk-free interest rate	1.99%-2.01%	2.50%	2.10%-2.60%
Expected term (in years)	6	6	6
Fair value of underlying ordinary share (US$)	0.59-0.84	1.39	6.35-7.29

Schedule of share based compensation stock option activity
The following table presents a summary of the Company’s options activities for the years ended December 31, 2017, 2018 and 2019:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2017	5,357	1.68	4.59	—
Granted	1,979	2.53
Forfeited	(931)	1.94

Outstanding as of December 31, 2017	6,405	1.91	4.01	—

Granted	1,592	3.00
Forfeited	(1,006)	2.16

Outstanding as of December 31, 2018	6,991	2.13	3.40	29,468
Granted	2,072	3.50
Forfeited	(734)	2.60

Outstanding as of December 31, 2019	8,329	2.43	3.06	97,000
Vested and exercisable as of December 31, 2018	—	2.13
Vested and exercisable as of December 31, 2019	3,584	1.87